Horizons Canada S&P/TSX 60 ETF
Horizons Canada S&P/TSX 60 ETF (the “Canada S&P/TSX 60 ETF” or “Fund”)
Investment Objective
The Canada S&P/TSX 60 ETF seeks investment results that, before fees and expenses, generally correspond to the performance of the S&P/TSX 60TM Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). The investment management agreement (the “Investment Management Agreement”) between Horizons ETF Trust (the “Trust”) and Horizons ETFs Management (USA) LLC (the “Adviser”) provides that the Adviser will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, acquired fund fees and expenses, future distribution fees or expenses, and extraordinary expenses. This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Horizons Canada S&P/TSX 60 ETF
Management Fee		0.38%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.38%
[1]	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years
Horizons Canada S&P/TSX 60 ETF	39	122

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

The Fund had not yet commenced investment operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund is an index fund that employs a "passive management" investment strategy in seeking to achieve its objective of providing investment results that, before fees and expenses, generally correspond to the performance of the S&P/TSX 60TM Index (the "Underlying Index").

The S&P/TSX Composite Index is comprised of securities listed on the Toronto Stock Exchange. The Underlying Index is a subset of the S&P/TSX Composite Index and is comprised of 60 of the larger (by float market capitalization) and more liquid securities of the S&P/TSX Composite Index, as determined by S&P Dow Jones Indices LLC with a view towards achieving sector weights that are reflective of the global industry classification standard ("GICS") sector weights in the S&P/TSX Composite Index. The Underlying Index is a free-float, market capitalization-weighted index rebalanced on an as-needed basis in order to minimize turnover. The Underlying Index is designed to represent leading Canadian companies in leading industries and addresses the large-cap market segment of the Canadian equity market. Only securities of companies that are incorporated or organized under Canadian federal, provincial or territorial jurisdictions are eligible for inclusion in the Underlying Index. S&P Dow Jones Indices LLC has full discretion to determine whether a company is Canadian for the purpose of determining the constituents of the Underlying Index.

The Fund generally uses a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. The Fund seeks correlation over time between the Fund's performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would represent perfect correlation. However, the Fund may from time-to-time utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the equity securities of the Underlying Index. A "sampling methodology" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of the Underlying Index and in depositary receipts representing securities in the Underlying Index. The Fund may invest the remainder of its assets in securities or instruments not in the Underlying Index or representing securities in the Underlying Index, including instruments that the Adviser believes will help the Fund track the Underlying Index, such as index futures contracts, as well as cash and cash equivalents. Index futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying index at a specified future time and at a specified price. Stock index futures contracts may allow the Fund to obtain exposure to its Underlying Index without having to actually purchase the underlying securities comprising the index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is so concentrated. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issue in comparison to a diversified fund.

The Underlying Index is provided by S&P Dow Jones Indices LLC, which is unaffiliated with the Fund and the Adviser. S&P Dow Jones Indices LLC maintains, calculates and publishes information regarding the Underlying Index.
Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders' investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Equity Risk. Equity risk is the risk that the value of the equity securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.

Foreign Securities Risk. Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies. As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Risk of Investing in Canada. Investments in Canadian issuers subject the Fund to economic risk specific to Canada. The United States is Canada's largest trading and investment partner, and the Canadian economy is significantly affected by developments in the U.S. economy. Any downturn in U.S. economic activity is likely to have an adverse impact on the Canadian economy. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, European Union (the "EU") countries and China. Canada is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Canadian economy.

Passive Investment Risk. Unlike many investment companies, the Fund does not utilize an active investment strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Non-Correlation Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Underlying Index for a number of reasons, including because the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. To the extent the Fund utilizes a sampling approach and/or invests in index futures, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

Large Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of small- and mid-sized companies.

Concentration Risk. Because the Fund's assets will be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including, without limitation, changes in energy prices, government regulations, energy conservation efforts and potential civil liabilities.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund's performance.

Issuer-Specific Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Changes in the financial condition or credit rating of an issuer of a security may cause the value of the security to decline. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Index Futures Risk. The risks associated with the use of index futures contracts include the following: (i) an imperfect correlation between movements in prices of futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. The use of index futures contracts may also create leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. There is no guarantee that the use of index futures contracts, to the extent employed, will have their intended effect.
Performance Information
There is no performance information quoted for the Fund as the Fund had not yet commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.